Revenue Recognition (Details) - Schedule of Information Regarding Disaggregated Revenue Based on Revenue by Service - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue recognized over time:
Total revenue	$ 2,712,572	$ 553,687	$ 6,687,485	$ 4,226,447
Engineering Services [Member]
Revenue recognized over time:
Total revenue	301,656	43,254	931,853	215,349
Grid Services [Member]
Revenue recognized over time:
Total revenue	564,821	164,380	788,409	260,457
Grant [Member]
Revenue recognized over time:
Total revenue	73,563	65,869	219,082	416,816
Product [Member]
Revenue recognized over time:
Total revenue	$ 1,772,532	$ 280,184	$ 4,748,141	$ 3,333,825